UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-01436______________________
_____________________Capstone Series Fund, Inc._________________________________
(Exact name of registrant as specified in charter)
5847 San Felipe Suite 4100 Houston, TX_________________________________77057____
         (Address of principal executive offices)             (Zip code)
_____BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219______
                     (Name and address of agent for service)
Registrant's telephone number, including area code:_____ 800-262-6631___________

Date of fiscal year end:______October 31, 2005_______________________

Date of reporting period:_______July 31, 2005_____________________

    Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([SEC][SEC] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [SEC] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

    File the schedules as of the close of the reporting period as set forth in [SEC][SEC] 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

CAPSTONE SERIES FUND, INC.
GROWTH FUND
Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
COMMON STOCKS - 99.5%

AEROSPACE/DEFENSE - 3.4%
United Technologies Corp.                               29,960                  $ 1,518,972
                                                                                -----------
BANKS - 5.3%
U.S. Bancorp                                            42,950                    1,291,077
Wells Fargo & Co.                                       17,290                    1,060,569
                                                                                -----------
                                                                                  2,351,646
                                                                                -----------
BIOTECHNOLOGY - 3.6%
Amgen, Inc.(b)                                          19,850                    1,583,038
                                                                                -----------

BUILDING MATERIALS - 2.9%
American Standard Cos., Inc.                            28,780                    1,274,378
                                                                                -----------

COMPUTER HARDWARE - 4.6%
Dell, Inc.(b)                                           29,250                    1,183,747
Microchip Technology, Inc.                              28,240                      877,417
                                                                                -----------
                                                                                  2,061,164
                                                                                -----------
COMPUTER SERVICES & SOFTWARE - 9.2%
Adobe Systems, Inc.                                     21,330                      632,221
Automatic Data Processing, Inc.                         20,010                      888,644
Fiserv, Inc.(b)                                         26,880                    1,192,666
Microsoft Corp.                                         54,320                    1,391,135
                                                                                -----------
                                                                                  4,104,666
                                                                                -----------
CONSUMER PRODUCTS - 5.1%
PepsiCo, Inc.                                           25,540                    1,392,697
Procter & Gamble Co.                                    16,210                      901,762
                                                                                -----------
                                                                                  2,294,459
                                                                                -----------
DIVERSIFIED MANUFACTURING - 8.3%
Danaher Corp.                                           17,360                      962,612
Dover Corp.                                             21,480                      886,265
General Electric Co.                                    53,060                    1,830,570
                                                                                -----------
                                                                                  3,679,447
                                                                                -----------
ELECTRONICS - 1.7%
L-3 Communications Holdings, Inc.                        9,880                      772,912
                                                                                -----------

FINANCIAL SERVICES - 10.8%
American International Group, Inc.                      22,336                    1,344,628
Citigroup, Inc.                                         23,802                    1,035,387
Fannie Mae                                               9,290                      518,939
Merrill Lynch & Co., Inc.                               21,080                    1,239,082
SLM Corp.                                               13,120                      675,549
                                                                                -----------
                                                                                  4,813,585
                                                                                -----------
HEALTHCARE - 5.2%
Stryker Corp.                                           13,760                      744,278
UnitedHealth Group, Inc.                                30,050                    1,571,615
                                                                                -----------
                                                                                  2,315,893
                                                                                -----------
MEDIA - 2.2%
McGraw-Hill Cos., Inc.                                  21,340                      981,853
                                                                                -----------

MEDICAL PRODUCTS - 2.0%
Johnson & Johnson                                       14,160                      905,674
                                                                                -----------

OIL & GAS - 7.3%
ChevronTexaco Corp.                                     28,670                    1,663,146
Exxon Mobil Corp.                                       26,790                    1,573,913
                                                                                -----------
                                                                                  3,237,059
                                                                                -----------
PHARMACEUTICALS - 7.0%
Allergan, Inc.                                           9,280                      829,354

CAPSTONE SERIES FUND, INC.
GROWTH FUND
Schedule of Portfolio Investments (continued)
July 31, 2005
(Unaudited)

                                                                                    VALUE
                                                       SHARES                         $
                                                       ------                        ---
COMMON STOCKS (CONTINUED)
Gilead Sciences, Inc.(b)                                20,020                      897,096
Pfizer, Inc.                                            51,797                    1,372,620
                                                                                -----------
                                                                                  3,099,070
                                                                                -----------
RETAIL - 10.9%
Lowe's Cos., Inc.                                       11,750                      778,085
Target Corp.                                            21,160                    1,243,150
Wal-Mart Stores, Inc.                                   22,460                    1,108,401
Walgreen Co.                                            17,550                      839,943
Yum! Brands, Inc.                                       18,140                      949,629
                                                                                -----------
                                                                                  4,919,208
                                                                                -----------
SEMICONDUCTORS - 4.5%
KLA-Tencor Corp.                                        21,730                    1,123,441
Maxim Integrated Products, Inc.                         21,110                      883,876
                                                                                -----------
                                                                                  2,007,317
                                                                                -----------
TELECOMMUNICATIONS - 5.5%
Cisco Systems, Inc.(b)                                  80,860                    1,548,469
QUALCOMM, Inc.                                          22,520                      889,315
                                                                                  2,437,784
                                                                                -----------
TOTAL COMMON STOCKS                                                              44,358,125
                                                                                ===========
SHORT TERM INVESTMENTS - 0.6%

AIM Short Term Investment Trust STIC Prime
   Portfolio, Institutional Class, 2.83%(c)             18,163                       18,163
Fifth Third Institutional Government Money
   Market Fund, 2.60%(c)                               234,877                      234,878
                                                                                -----------

TOTAL SHORT TERM INVESTMENTS                                                        253,041
                                                                                ===========

TOTAL INVESTMENTS (COST $38,065,575)(a) - 100.1%                                $44,611,166

-------------
Percentages indicated are based on net assets as of July 31, 2005.

(a) Cost for federal income tax purposes is $38,069,567. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

         Unrealized appreciation                       $ 8,035,602
         Unrealized depreciation                        (1,494,003)
                                                       -----------
         Net unrealized appreciation                   $ 6,541,599
                                                       ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of July 31, 2005.

Percentages are based on net assets as of July 31, 2005.

INDUSTRY DIVERSIFICATION                      PERCENT
------------------------                      -------
Aerospace/Defense                                3.4%
Banks                                            5.3%
Biotechnology                                    3.6%
Building Materials                               2.9%
Computer Hardware                                4.6%
Computer Services and Software                   9.2%
Consumer Products                                5.1%
Diversified Manufacturing                        8.3%
Electronics                                      1.7%
Financial Services                              10.8%
Healthcare                                       5.2%
Media                                            2.2%
Medical Products                                 2.0%
Oil and Gas                                      7.3%
Pharmaceuticals                                  7.0%
Retail                                          10.9%
Semiconductors                                   4.5%
Short Term Investments                           0.6%
Telecommunications                               5.5%
                                               -----
Total Investments                              100.1%
                                               =====

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

Notes to Schedule of Portfolio Investments
Capstone Growth Fund
July 31, 2005
(Unaudited)

1. ORGANIZATION

The Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company. On January 22, 2002 the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was re-designated Capstone Growth Fund. The Company currently consists of one diversified series: the Growth Fund (the "Fund"). The Growth Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks that represent a broad spectrum of the economy.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of the schedule of portfolio investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts. Actual results could differ from those estimates.

3. PORTFOLIO VALUATION

Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Portfolio security transactions are reported on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

5. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays. The Fund had no investments in repurchase agreements as of July 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)______Capstone Series Fund, Inc.____________________________________

By (Signature and Title)*_____/s/ Edward L. Jaroski_____________________________

______________________Edward L. Jaroski - President and Chairman of the Board___

Date__________________September 29, 2005________________________________________

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_____/s/ Edward L. Jaroski_____________________________

______________________Edward L. Jaroski - President and Chairman of the Board___

Date__________________September 29, 2005________________________________________

By (Signature and Title)*____/s/ Carla Homer____________________________________

______________________Carla Homer - Treasurer___________________________________

Date__________________ September 29, 2005_______________________________________

* Print the name and title of each signing officer under his or her signature.